UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549


                                   FORM 13F


                             FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  03/31/13


Check here if Amendment 	    [ ]; Amendment Number:  ____

This Amendment (Check only one):  [ ] is a restatement.

                                  [ ] adds new holdings entries.



Institutional Investment Manager Filing this Report:



Name:     Kitzinger Lautmann Capital Management Inc.

Address:  330 E Kilbourn Avenue
	  Suite 1180
          Milwaukee WI  53202



Form 13F File Number:



The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true,

correct and complete, and that it is understood that all required items,

statements, schedules, lists, and tables, are considered integral parts of this form.



Person Signing this Report on Behalf of Reporting Manager:



Name:   Tracey S. Campbell

Title:  Operations Manager

Phone:  414.765.1295



Signature, Place, and Date of Signing:



/Tracey S. Campbell/                  Milwaukee, WI          05/14/2013

-------------------------------      --------------------   -----------------

[Signature]                          [City, State]                [Date]



Report type (Check only one):



[X]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)



[ ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).



[ ]  13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).


                           FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  65

Form 13F Information Table Value Total:  297447

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed,

other than the manager filing this report.

     No.     Form 13F File Number         Name


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T Inc.                      Com              00206R102      324     8843 SH       Sole                                       8843
Agnico-Eagle Mines Ltd.        Com              008474108      583    14200 SH       Sole                                      14200
Allegheny Technologies Inc.    Com              01741r102     7396   233225 SH       Sole                                     233225
Anadarko Petroleum Corp.       Com              032511107      402     4594 SH       Sole                                       4594
Anthracite Capital Inc.        Com              037023108        0    29770 SH       Sole                                      29770
Apple Computer Inc.            Com              037833100      652     1474 SH       Sole                                       1474
Arrow Electronics Inc.         Com              042735100    13797   339652 SH       Sole                                     339652
Associated Banc Corp.          Com              045487105      402    26493 SH       Sole                                      26493
Baker Hughes Inc.              Com              057224107    18485   398299 SH       Sole                                     398299
Bank of America                Com              060505104    13742  1128218 SH       Sole                                    1128218
Berkley W R Corp.              Com              084423102     1418    31968 SH       Sole                                      31968
Boulder Brands Inc.            Com                             198    22000 SH       Sole                                      22000
Chataqua Partners LLC          Com                            1871  1871020 SH       Sole                                    1871020
Cisco Systems                  Com              17275r102    11776   563585 SH       Sole                                     563585
Coastal South Bankshares       Com              190545103       18    11850 SH       Sole                                      11850
Colgate-Palmolive Co.          Com              194162103      260     2200 SH       Sole                                       2200
Cumulus Media Inc.             Com              231082108       37    10850 SH       Sole                                      10850
Darden Restaurants Inc.        Com              237194105      455     8800 SH       Sole                                       8800
Dow Chemical Company           Com              260543103      334    10500 SH       Sole                                      10500
Eli Lilly & Co.                Com              532457108      375     6600 SH       Sole                                       6600
Emerson Electric Co.           Com              291011104      396     7088 SH       Sole                                       7088
Exxon Mobil Corp.              Com              30231g102     1878    20844 SH       Sole                                      20844
Fastenal Company               Com              311900104      657    12800 SH       Sole                                      12800
Finish Line                    Com              317923100    11821   603400 SH       Sole                                     603400
Fiserv Inc.                    Com              337738108      527     6000 SH       Sole                                       6000
General Electric Co.           Com              369604103    16790   726230 SH       Sole                                     726230
GoldenTree Offshore Cl C Exemp Com              2071622        493      195 SH       Sole                                        195
Goldentree Offshore C 5 F      Com              207620         481      407 SH       Sole                                        407
Goodrich Pete Corp.            Com              382410405      156    10000 SH       Sole                                      10000
Hanesbrands Inc.               Com              410345102    13611   298750 SH       Sole                                     298750
IBM                            Com              459200101      928     4353 SH       Sole                                       4353
Intel Corp.                    Com              458140100     7520   344397 SH       Sole                                     344397
Interpublic Group Companies    Com              460690100    12062   925731 SH       Sole                                     925731
J P Morgan Chase               Com              46625H100      533    11225 SH       Sole                                      11225
Johnson & Johnson              Com              478160104      732     8978 SH       Sole                                       8978
Johnson Controls Inc.          Com              478366107    20326   579583 SH       Sole                                     579583
Journal Comm. CL'A             Com              481130102      165    24600 SH       Sole                                      24600
Kimberly-Clark Corporation     Com              494368103      378     3861 SH       Sole                                       3861
Kohls Corp.                    Com              500255104      672    14570 SH       Sole                                      14570
MGIC Investment Corp.          Com              552848103     1273   257195 SH       Sole                                     257195
McDonalds Corp.                Com              580135101      939     9422 SH       Sole                                       9422
Merck & Company                Com              58933y105      301     6813 SH       Sole                                       6813
Metlife Inc.                   Com              59156R108    15597   410224 SH       Sole                                     410224
Microsoft Corp.                Com              594918104      283     9901 SH       Sole                                       9901
Modine Manufacturing Co.       Com              607828100    10128  1112975 SH       Sole                                    1112975
Options Media Group            Com              684008105        0    20000 SH       Sole                                      20000
Orion Energy System Inc.       Com              686275108       87    35240 SH       Sole                                      35240
Owens-Illinois Inc.            Com              690768403    16175   606950 SH       Sole                                     606950
Patterson UTI Energy           Com              703481101    12355   518250 SH       Sole                                     518250
Pentair Ltd.                   Com              709631105      229     4340 SH       Sole                                       4340
Pfizer Inc.                    Com              717081103      734    25442 SH       Sole                                      25442
Positiveid Corp.               Com              73740j100        1    83000 SH       Sole                                      83000
Procter & Gamble Co.           Com              742718109      471     6106 SH       Sole                                       6106
Protide Pharmaceutical         Com              74371a103        0    10000 SH       Sole                                      10000
Range Resources Corp.          Com              75281a109     6418    79200 SH       Sole                                      79200
Schlumberger Ltd.              Com              806857108      738     9852 SH       Sole                                       9852
Sealed Air Corp.               Com              81211k100    15270   633328 SH       Sole                                     633328
Sysco Corp.                    Com              871829107     8294   235824 SH       Sole                                     235824
Time Warner Inc.               Com              887317303    11098   192599 SH       Sole                                     192599
US Bancorp                     Com              902973304     5220   153860 SH       Sole                                     153860
Union Pacific Corp.            Com              907818108     1424    10000 SH       Sole                                      10000
Vodafone Group PLC             Com              92857w209      238     8369 SH       Sole                                       8369
Weatherford Intl. Inc.         Com              H27013103     8262   680575 SH       Sole                                     680575
Wells Fargo & Co.              Com              949746101    10509   284116 SH       Sole                                     284116
Willis Group Holdings          Com              G96666105     8749   221550 SH       Sole                                     221550